Borrowings (Tables)	12 Months Ended
Jun. 30, 2012
Borrowings [Abstract]
Scheduled Maturities of Term Borrowings [Table Text Block]
(In thousands)
Fiscal year end
2013	1,000
2014	6,000
$7,000